Expense Example - PSF PGIM 5050 Balanced Portfolio	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class III 1 Year	Class III 3 Years	Class III 5 Years	Class III 10 Years
USD ($)	59	186	324	726	85	265	460	1,025